Non-operating (expenses) / income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Other Income and Expenses [Abstract]
Interest income	$ 237	$ 191	$ 8
Interest expense	(139)	(72)	(37)
Foreign exchange (loss) / gain	(21)	(353)	258
Non-operating (expenses) / income, net	$ 77	$ (234)	$ 229